RELATED PARTY TRANSACTION	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 18 – RELATED PARTY TRANSACTION

On June 11, 2015, the Company received a $50,000 advance from Joe Alosa, a member of the board, without accompanying paperwork.  The Company recorded the advance as a 90-day note, assuming 8% interest per annum.  The advance was subsequently documented between the two parties in October 2015.  The written terms included 1) 7% interest per annum, and 2) payment due within 30 days of the Company’s common stock commencing trading on the NASDAQ Capital Market.  If the note is not repaid when due, then it will become a demand note.

In December 2014, the Company executed a capital lease involving two automobiles with an equipment financing company owned by one of the Company’s outside directors.  The total value of the transactions was $35,098, consisting of: a term of four years; monthly lease payments during the term; and an effective annual interest rate of nine percent.

On February 28, 2014, the Company executed a $25,000, sixty-day promissory note payable to its chief executive officer for a loan in the same amount.  The note bears interest at 3.0% per annum, which is due upon maturity of the promissory note.  In the fourth quarter of 2014, the Company repaid $17,500 of the principal amount of the note, leaving an outstanding balance of $7,500.  The Company’s chief executive officer elected to extend the maturity date of this note to March 31, 2016.  In September 2015, the $7,500 balance was used to partially pay for the exercise of a warrant to purchase 2,000 shares of the Company’s common stock with an exercise price of $10.00 per share, effective June 30, 2015.  The shares of the Company’s common stock were issued in October 2015.

In August 2013, the Company’s chief executive officer loaned the Company $40,000, which was evidenced by a convertible promissory note bearing interest at 3% annually.  The note was originally due March 31, 2014; however, the due date was extended to March 31, 2016.  The convertible note could be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share.  In October 2015, the note was converted into 8,000 shares of common stock.

In November 2013, the spouse of the Company’s chief executive officer loaned the Company $60,000, which was evidenced by a demand promissory note bearing interest at 3% annually.  The demand note was replaced shortly thereafter with a convertible promissory note totaling $60,000, also bearing 3% annual interest and originally due March 31, 2014; however, the due date was extended to March 31, 2016. The convertible note could be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share. In October 2015, the note was converted into 12,000 shares of common stock.

In November 2013, the Company executed two short-term notes payable in the aggregate of $313,477 with an equipment financing company owned by one of the Company’s outside directors for the specific purpose of financing the purchase of certain third-party equipment to be sold to contracted customers.  Both notes were to mature in May 2014, bear interest at 16% annually, are payable upon maturity, and are collateralized by the third-party equipment being procured.  The maturity dates for both notes were formally extended until June 25, 2015.  On September 1, 2015, a new agreement was executed between the parties consisting of the following:  the agreement was styled as a rental agreement, consisting of: a total value of $322,305, inclusive of principal and interest; a term of 48 months, monthly payments of $5,465; a buy-out amount of $65,576; and a $60,000 cash payment upon signing.

In December 2012, the Company’s chief executive officer loaned the Company $120,000, which was evidenced by a demand promissory note bearing interest at 3% annually. The demand note, including accrued interest, was replaced with a convertible promissory note totaling $120,534, also bearing 3% annual interest and due one year from its issuance.  The accrued interest was to be paid in cash on a quarterly basis.  Further, the convertible note could be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share.  During 2013, the Company’s chief executive officer agreed to extend the due date for this convertible promissory note to March 14, 2014.  The Company’s chief executive officer subsequently extended the due date to March 31, 2016.  In October 2015, the principal amount of the demand promissory note was converted into 24,107 shares of common stock.

NOTE 17 -     RELATED PARTY TRANSACTIONS

On February 28, 2014, the Company executed a $25,000, sixty-day promissory note payable to its chief executive officer for a loan in the same amount.  The note bears interest at 3.0% per annum, which is due upon maturity of the promissory note.  In the fourth quarter of 2014, the Company repaid $17,500 of the principal amount of the note, leaving an outstanding balance of $7,500.  The Company’s chief executive officer has elected to extend the maturity date of this note to April 1, 2015.

In August 2013, the Company’s chief executive officer loaned the Company $40,000, which was evidenced by a convertible promissory note bearing interest at 3% annually.  The note was originally due March 31, 2014; however, the due date has been extended to March 31, 2016.  The convertible note may be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share.

In November 2013, the spouse of the Company’s chief executive officer loaned the Company $60,000, which was evidenced by a demand promissory note bearing interest at 3% annually.  The demand note was replaced shortly thereafter with a convertible promissory note totaling $60,000, also bearing 3% annual interest and originally due March 31, 2014; however, the due date has been extended to March 31, 2016. The convertible note may be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share.

In November 2013, the Company executed two leases in the aggregate of $313,477 with an equipment financing company owned by one of the Company’s outside directors for the specific purpose of financing the purchase of certain third-party equipment to be sold to contracted customers.  Both leases were to mature in May 2014, bear interest at 16% annually, are payable upon maturity, and are collateralized by the third-party equipment being procured.  The maturity dates for both leases have been extended until June 25, 2015.

In December 2012, the Company’s chief executive officer loaned the Company $120,000, which was evidenced by a demand promissory note bearing interest at 3% annually. The demand note, including accrued interest, was replaced with a convertible promissory note totaling $120,534, also bearing 3% annual interest and due one year from its issuance. The convertible note may be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $0.10 per share.  During 2013, the Company’s chief executive officer agreed to extend the due date for this convertible promissory note to March 14, 2014.  The Company’s chief executive officer subsequently extended the due date to March 31, 2016.